CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury Stock USD ($)	Treasury Stock CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of year at Dec. 31, 2013		¥ 282		¥ 1,247,730		¥ (73,101)		¥ 1,326		¥ (524,261)		¥ 1,157				¥ 653,133
Balance at beginning of year (in shares) at Dec. 31, 2013 | shares	374,464,476	374,464,476
Net loss										(6,841)						(6,841)
Other comprehensive loss
Foreign currency translation adjustment												46				46
Unrealized holding gain on available-for-sale investment												583				583
Options and restricted shares award to employees (Note 16 (a) (b))				17,037												17,037
Issuance of new shares (Note 21)		¥ 16		155,962												155,978
Issuance of new shares (in shares) (Note 21) | shares	24,894,647	24,894,647
Exercise of employee stock options		¥ 9		3,349		25,766				(14,113)						¥ 15,011
Exercise of employee stock options (in shares) | shares	12,501,376	12,501,376													0	0
Restricted shares vested		¥ 3		(3)		5,395				(5,395)
Restricted shares vested (in shares) | shares	2,507,698	2,507,698													0	0
Shares issued to depository bank (in shares) (Note 23) | shares	31,379,008	31,379,008
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(15,009,074)	(15,009,074)
Balance at end of year at Dec. 31, 2014		¥ 310		1,424,075		(41,940)		1,326		(550,610)		1,786				¥ 834,947
Balance at end of year (in shares) at Dec. 31, 2014 | shares	430,738,131	430,738,131
Net loss										(88,691)				¥ (44)		(88,735)
Other comprehensive loss
Foreign currency translation adjustment												264				264
Unrealized holding gain on available-for-sale investment												1,853				1,853
Capital contributed by noncontrolling Interest				787										505		1,292
Options and restricted shares award to employees (Note 16 (a) (b))				48,606												48,606
Repurchase of shares						(93,891)										(93,891)
Repurchase of shares (in shares) | shares	(30,832,160)	(30,832,160)
Exercise of employee stock options						20,166				(2,815)						¥ 17,351
Exercise of employee stock options (in shares) | shares	8,776,032	8,776,032													8,776,032	8,776,032
Restricted shares vested						21,390				(21,390)
Restricted shares vested (in shares) | shares	9,291,500	9,291,500													9,291,500	9,291,500
Shares issued to depository bank (in shares) (Note 23) | shares	163,904	163,904
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(18,067,532)	(18,067,532)
Balance at end of year at Dec. 31, 2015		¥ 310		1,473,468		(94,275)		1,326		(663,506)		3,903		461		¥ 721,687
Balance at end of year (in shares) at Dec. 31, 2015 | shares	400,069,875	400,069,875
Net loss										(913,477)				(776)	$ (131,680)	(914,253)
Other comprehensive loss
Foreign currency translation adjustment												(293)			(42)	(293)
Unrealized holding gain on available-for-sale investment												659			95	659
Amounts reclassified from accumulated other comprehensive income												(3,552)			$ (512)	(3,552)
Options and restricted shares award to employees (Note 16 (a) (b))				85,025												85,025
Repurchase of shares						(39,402)										(39,402)
Repurchase of shares (in shares) | shares	(13,730,656)	(13,730,656)
Exercise of employee stock options		¥ 1		3,938		4,122				(452)						¥ 7,609
Exercise of employee stock options (in shares) | shares	1,325,241	1,325,241													1,325,241	1,325,241
Restricted shares vested		¥ 23		(23)		105,024				(105,024)
Restricted shares vested (in shares) | shares	33,762,181	33,762,181													33,762,181	33,762,181
Shares issued to depository bank (in shares) (Note 23) | shares	23,000,000	23,000,000
Settlement of share options exercised with shares held by depository bank (in shares) | shares	(35,087,422)	(35,087,422)
Balance at end of year at Dec. 31, 2016	$ 48	¥ 334	$ 225,033	¥ 1,562,408	$ (3,533)	¥ (24,531)	$ 191	¥ 1,326	$ (242,324)	¥ (1,682,459)	$ 103	¥ 717	$ (45)	¥ (315)	$ (20,527)	¥ (142,520)
Balance at end of year (in shares) at Dec. 31, 2016 | shares	409,339,219	409,339,219